Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenue	$ 4,785,806	$ 4,831,256	$ 4,938,959
United States
Segment Reporting Information [Line Items]
Total revenue	2,115,791	2,063,477	2,195,791
Italy
Segment Reporting Information [Line Items]
Total revenue	1,743,845	1,824,004	1,728,472
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	73,050	59,062	74,567
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	323,382	312,484	383,170
Other
Segment Reporting Information [Line Items]
Total revenue	$ 529,738	$ 572,229	$ 556,959